CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 249,900,662	$ 247,219,098
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,371,927	1,761,174
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	247,528,735	245,457,924
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,154,361	1,757,606
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	181,987,396	173,341,149
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	181,987,396	173,341,149
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	65,541,339	72,116,775
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	65,541,339	72,116,775
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,154,361	1,757,606
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,154,361	1,757,606
Derivatives [member] | Hedging instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	217,566	3,568
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 217,566	$ 3,568